Consolidated Statement of Comprehensive Income / (Loss) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Revenue	€ 4,008	€ 150	€ 15,361	€ 682
Other income - net	197	49	283	38
Research and development expenses	(11,545)	(7,149)	(19,532)	(13,545)
General and administrative expenses	(2,342)	(2,164)	(4,776)	(4,202)
Operating income / (loss)	(9,682)	(9,114)	(8,664)	(17,027)
Finance income / (costs) - net	(654)	1,100	180	811
Income / (loss) before tax	(10,336)	(8,014)	(8,484)	(16,216)
Income taxes	(4)		(4)	(1)
Income / (loss) for the period	(10,340)	(8,014)	(8,488)	(16,217)
Other comprehensive income / (loss) Items that will not be reclassified to profit or loss
Equity investments at fair value OCI - net change in fair value	(49)	406	24	211
Other comprehensive income / (loss)	(49)	406	24	211
Total comprehensive income / (loss)	€ (10,389)	€ (7,608)	€ (8,464)	€ (16,006)
Earnings / (loss) per share in per share (undiluted = diluted)	€ (0.17)	€ (0.13)	€ (0.14)	€ (0.28)
Weighted number of common shares outstanding	62,439,363	62,390,068	62,434,734	58,614,053